Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Impairment Charges Reduced Carrying Amounts Respective Long-Lived Assets

The impairment charges reduced the carrying amounts of the respective long-lived assets as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Carrying value of long-lived assets	$7,933	$13,592	$14,865
Less: Impairment charges	(7,234)	(12,228)	(11,657)

Fair value of long-lived assets	$699	$1,364	$3,208

Revenues in Consolidated Statements of Operations

Revenues in the Consolidated Statements of Operations include the following:

	Year Ended October 31,
In thousands	2012	2011	2010
Product sales, net	$1,993,668	$1,926,941	$1,825,807
Royalty income	19,571	26,120	11,813

	$2,013,239	$1,953,061	$1,837,620

Reconciliation of Denominator of Each Net Loss Per Share

The table below sets forth the reconciliation of the denominator of each net loss per share calculation for the second quarter and first half ended April 30, 2013 and 2012:

	Second Quarter Ended April 30,		First Half Ended April 30,
In thousands	2013	2012	2013	2012
Shares used in computing basic net loss per share	166,815	163,953	166,282	163,655
Dilutive effect of stock options and restricted stock(1)	—	—	—	—
Dilutive effect of stock warrants(1)	—	—	—	—

Shares used in computing diluted net loss per share	166,815	163,953	166,282	163,655

(1)

For the second quarter ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 4,389,000 and 4,080,000, respectively, of dilutive stock options and shares of restricted stock, nor 18,074,000 and 14,321,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company’s loss. For the second quarter ended April 30, 2013 and 2012, additional stock options outstanding of 6,252,000 and 10,264,000, respectively, and additional warrant shares outstanding of 7,580,000 and 11,333,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method. For the first half ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 3,814,000 and 3,979,000, respectively, of dilutive stock options and shares of restricted stock, nor 16,833,000 and 13,349,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company’s loss. For the first half ended April 30, 2013 and 2012, additional stock options outstanding of 6,936,000 and 10,556,000, respectively, and additional warrant shares outstanding of 8,821,000 and 12,305,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.

The table below sets forth the reconciliation of the denominator of each net loss per share calculation:

	Fiscal year ended October 31,
In thousands	2012	2011	2010
Shares used in computing basic net loss per share	164,245	162,430	135,334
Dilutive effect of stock options and restricted stock(1)	—	—	—
Dilutive effect of stock warrants(1)	—	—	—

Shares used in computing diluted net income per share	164,245	162,430	135,334

(1)

For fiscal 2012, 2011 and 2010, the shares used in computing diluted net loss per share do not include 3,103,000,4,887,000, and 4,099,000 dilutive stock options and shares of restricted stock, respectively, nor 11,559,000, 14,732,000, and 12,521,000 dilutive warrant shares respectively, as the effect is anti-dilutive given the Company’s loss. For fiscal 2012, 2011 and 2010, additional stock options outstanding of 10,559,000, 10,862,000, and 11,474,000, respectively, and additional warrant shares outstanding of 14,095,000, 10,922,000, and 13,133,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.